Regulatory Matters - Summary of Capital Adequacy Ratios With NBRK Requirement (Details)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Regulatory Matters [LineItems]
Tier 1 capital (k1.2)	17.40%	17.00%
Total capital (k.2)	18.10%	18.00%
National Bank of Republic of Kazakhstan
Disclosure Of Regulatory Matters [LineItems]
Tier 1 capital (k1.2)	12.60%	12.20%
Total capital (k.2)	13.00%	13.10%